Expense Example (Invesco V.I. Global Health Care Fund, Series II shares, Invesco V.I. Global Health Care Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Global Health Care Fund | Series II shares, Invesco V.I. Global Health Care Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 139
3 Years	434
5 Years	750
10 Years	$ 1,646